SCHEDULE OF THREE LEVELS OF FAIR VALUE HIERARCHY (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Financial assets	$ 3,375	$ 4,153
Level 1 of fair value hierarchy [member] | Marketable Securities [Member]
IfrsStatementLineItems [Line Items]
Financial assets	1,498	2,138
Level 2 of fair value hierarchy [member] | Forward Foreign Exchange Contracts [Member]
IfrsStatementLineItems [Line Items]
Financial assets		21
Level 2 of fair value hierarchy [member] | Warrants [Member]
IfrsStatementLineItems [Line Items]
Financial assets	112	212
Level 2 of fair value hierarchy [member] | Trade receivables [member]
IfrsStatementLineItems [Line Items]
Financial assets	$ 1,765	$ 1,782